UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [X]; Amendment Number:       1
                                                  -------
   This Amendment (Check only one.):  [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

        /s/PETER W. MAY             New York, New York            05/15/08
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              7
                                               -------------

Form 13F Information Table Value Total:         $  42,735
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden


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                                               FORM 13F INFORMATION TABLE
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


COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5         COLUMN 6      COLUMN 7         COLUMN 8
                                                 VALUE       SHARES/OR  SH/  PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL   DISCRETION     MANAGERS   SOLE   SHARED   NONE
--------------     --------------     -----      -------     -------    ---  ----   ----------     --------   ------ ------   -----

Wendy's Intl Inc.     COM           950590109     4,248     135,712     SH           Defined        1,2,3           135,712

H.J. Heinz Co.        COM           423074103    12,051     255,742     SH           Defined        1,2,3           255,742

Tim Hortons Inc.      COM           88706M103     1,333      43,812     SH           Defined        1,2,3            43,812

Lions Gate Entmnt
   Corp.            COM NEW         535919203     1,754     153,580     SH           Defined        1,2,3           153,580

Chemtura Corp.        COM           163893100     2,653     242,727     SH           Defined        1,2,3           242,727

Tiffany & Co. NEW     COM           886547108     1,711      37,624     SH           Defined        1,2,3            37,624

SPDR TR            UNIT SER 1       78462F103    18,985     133,700     SH   PUT     Defined        1,2,3           133,700


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